Note 6 - Share-based Payments - Fair Value Assumptions (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 $ / shares	Jun. 30, 2017 $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares
Statement Line Items [Line Items]
Grant (number of stock options)	508,500	468,809	1,406,480	643,263
Weighted average fair value of stock options (in dollars per share) | $ / shares	$ 8.69	$ 6.67	$ 8.69	$ 6.67
Weighted average exercise price			$ 14.76	$ 9.95
Share price			$ 14.76	$ 9.95
Risk-free interest rate			2.62%	1.96%
Expected dividend yield
Volatility factor			74.29%	77.11%
Expected life (in years)			4.4	5.9